Financial instruments - Suppliers Past Due on Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial instruments [Line Items]
Suppliers past due on payments	$ 4,619	$ 1,305
Goods
Financial instruments [Line Items]
Suppliers past due on payments	3,092	787
Services
Financial instruments [Line Items]
Suppliers past due on payments	1,486	454
Others
Financial instruments [Line Items]
Suppliers past due on payments	41	64
Up to 30 Days
Financial instruments [Line Items]
Suppliers past due on payments	3,031	933
Up to 30 Days | Goods
Financial instruments [Line Items]
Suppliers past due on payments	1,766	458
Up to 30 Days | Services
Financial instruments [Line Items]
Suppliers past due on payments	1,226	443
Up to 30 Days | Others
Financial instruments [Line Items]
Suppliers past due on payments	39	32
31 – 60 days
Financial instruments [Line Items]
Suppliers past due on payments	1,012	112
31 – 60 days | Goods
Financial instruments [Line Items]
Suppliers past due on payments	922	80
31 – 60 days | Services
Financial instruments [Line Items]
Suppliers past due on payments	88	0
31 – 60 days | Others
Financial instruments [Line Items]
Suppliers past due on payments	2	32
61 – 90 Days
Financial instruments [Line Items]
Suppliers past due on payments	158	121
61 – 90 Days | Goods
Financial instruments [Line Items]
Suppliers past due on payments	11	121
61 – 90 Days | Services
Financial instruments [Line Items]
Suppliers past due on payments	147	0
61 – 90 Days | Others
Financial instruments [Line Items]
Suppliers past due on payments	0	0
91 – 120 days
Financial instruments [Line Items]
Suppliers past due on payments	308	70
91 – 120 days | Goods
Financial instruments [Line Items]
Suppliers past due on payments	308	61
91 – 120 days | Services
Financial instruments [Line Items]
Suppliers past due on payments	0	9
91 – 120 days | Others
Financial instruments [Line Items]
Suppliers past due on payments	0	0
121 – 365 days
Financial instruments [Line Items]
Suppliers past due on payments	110	69
121 – 365 days | Goods
Financial instruments [Line Items]
Suppliers past due on payments	85	67
121 – 365 days | Services
Financial instruments [Line Items]
Suppliers past due on payments	25	2
121 – 365 days | Others
Financial instruments [Line Items]
Suppliers past due on payments	0	0
366 and more days
Financial instruments [Line Items]
Suppliers past due on payments	0	0
366 and more days | Goods
Financial instruments [Line Items]
Suppliers past due on payments	0	0
366 and more days | Services
Financial instruments [Line Items]
Suppliers past due on payments	0	0
366 and more days | Others
Financial instruments [Line Items]
Suppliers past due on payments	$ 0	$ 0